Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Finished goods	$ 66,184	$ 61,391
Work-in-process	2,437	2,616
Raw materials	63,110	59,517
Total Inventory	$ 131,731	$ 123,524